Financial Instruments and Fair Value - Schedule of Reconciliation of Cash and Non-Cash Movements (Parentheticals) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Cash and Non-Cash Movements [Abstract]
Financial Derivative Instruments, Exact Sciences warrant	[1]	5 years	5 years

[1]	Reclassified to equity in 2024